Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(b)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(c)	Mr. Xuanming Wang, General Manager and legal representative of GMB (Hangzhou).
(d)	Mr. Haiwei Zuo, Vice Chairman of the Board, 7.49% shareholder of GMB (Beijing).
(e)	Shanghai Hui Yang Investment Co., 9.6451% shareholder of Guizhou New Energy.
(f)	Shidong (Suzhou) Investment Co., Ltd., a company of which Mr. Haiping Hu is the CEO.
(g)	Mr. Sousheng Guo, Director, 3.00% shareholder of GMB (Beijing).

a.	Due from related parties

As of June 30, 2022 and December 31, 2021, the balances of amounts due from related parties were as follows:

		As of June 30, 2022	As of December 31, 2021
Due from related parties
Bally		$5,168	5,168
Zhuhai Investment	(1)	40,859	25,534
Mr. Xuanming Wang		15,681	26,664
Mr. Haiwei Zuo		-	7,912
Shidong (Suzhou) Investment Co., Ltd.	(2)	14,900	-
Total		$76,608	$65,278

(1)	The balance as of June 30, 2022 and December 31, 2021 represented the prepaid rental fee by GMB IT.

(2)	The balance as of June 30, 2022 and December 31, 2021 represented the working capital loan lent by GMB Zibo with no interest.

b.	Due to related parties

As of June 30, 2022 and December 31, 2021, the balances of amounts due to related parties were as follows:

		As of June 30, 2022	As of December 31, 2021
Due to related parties
Shanghai Hui Yang Investment Co.	(1)	789,732	-
		$789,732	$-

(1)	The balance as of June 30, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and will be due on August 13, 2022.

c.	Deferred revenue -related parties

As of June 30, 2022 and December 31, 2021, the balances of deferred revenue of related parties were as follows:

		As of June 30, 2022	As of December 31, 2021
Deferred revenue of related parties
Shanghai Hui Yang Investment Co.	(1)	360,581	-
Total		$360,581	$-

(1)	The balance as of June 30, 2022 represented the advance from the related party for tailored services.

d.	Related party transactions

The Company rents office spaces from Zhuhai Investment. For the six months ended June 30, 2022 and 2021, total rental fees paid to Zhuhai Investment were $67,041 and $43,614, respectively.

The Company sold titanium of $205 to Mr. Sousheng Guo for the six months ended June 30, 2022.